Earnings Per Share (EPS) - Income and Share Data Used in Basic and Diluted EPS Computations (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Profit for the year attributable to shareholder of the Group for basic earnings and diluted EPS	¥ 320,377	¥ 1,144,817	¥ 577,828
Basic EPS
Weighted average number of common shares for basic EPS	20,754,843	20,148,700	19,579,647
Basic EPS	¥ 15.44	¥ 56.82	¥ 29.51
Diluted EPS
Increase in number of shares due to the effect dilution	858,992	1,233,660	286,967
Weighted average number of shares adjusted for the effect of dilution	21,613,835	21,382,360	19,866,614
Diluted EPS	¥ 14.82	¥ 53.54	¥ 29.09